Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
(Loss)/profit before tax	¥ (11,592)	¥ 65,863	¥ 50,611
Adjustments for:
Finance costs	10,105	3,242	1,910
Finance income	(1,621)	(258)	(59)
Depreciation of property, plant and equipment	2,257	1,251	834
Depreciation of right-of-use assets	4,480	1,618	1,939
Amortisation of intangible assets	5,366	3,762	2,592
Loss on disposal of property, plant and equipment	4	41	4
Covid-19-related rent concessions from a lessor	(778)
Recognition of equity-settled share-based payment expenses	19,416
Share of loss of a joint venture	9
Impairment of trade receivables, net	34,983	2,282	2,875
Impairment of other receivables, net	257	806
Adjustments to reconcile (loss) profit including (loss)/profit before tax	62,886	78,607	60,706
Working capital adjustments:
Decrease/(increase) in inventories	859	(116)	(575)
Increase in trade receivables	(25,909)	(67,359)	(31,495)
Increase in prepayments, other receivables and other assets	(6,050)	(40,973)	(1,859)
Increase in amounts due from related parties	(663)	(370)
(Decrease)/increase in trade payables	(7,655)	11,742	10,857
Increase in other payables and accruals	2,011	42,364	13,246
Increase in contract liabilities	8,416	1,047	3,937
Decrease in an amount due to a shareholder			(1,008)
Decrease in an amount due to a related party			(5,400)
Cash generated from operations	33,895	24,942	48,409
Income tax paid	(7,608)	(7,554)	(7,191)
Net cash flows from operating activities	26,287	17,388	41,218
Cash flows from investing activities
Interest received	45	258	59
Investment in a joint venture	(500)
Acquisition of a subsidiary	1,073
Purchase of intangible assets	(10,145)	(19,119)	(64,666)
Purchase of property, plant and equipment	(948)	(3,511)	(1,805)
Advance to a related party	(18,498)
Repayment of advance to a related party	17,398
Repayment from a loan receivable	6,000
Increase in deposits paid for property, plant and equipment	(9,899)	(9,956)
Increase in deposits paid for intangible assets	(106,082)	(42,434)	(27,970)
Proceeds from disposal of items of property, plant and equipment		3
Receipt of the principal portion of net investments in subleases	219	521
Decrease/(increase) in a pledged deposit		36,930	(36,930)
Net cash flows used in investing activities	(121,337)	(37,308)	(131,312)
Cash flows from financing activities
Acquisition of non-controlling interests		(10)
Proceeds from issuance of ordinary shares	90,406		77,138
Proceeds from bank borrowings	10,000	5,000	39,700
Repayment of bank borrowings	(5,000)	(39,700)
Proceeds from other borrowings		50,000
Repayment of other borrowings			(5,000)
Advance from a related party	7,177
Repayment from shareholders	105
Payment of the principal portion of lease liabilities	(2,162)	(1,996)	(2,402)
Interest paid	(2,767)	(1,492)	(1,910)
Net cash flows from financing activities	97,759	11,802	107,526
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	2,709	(8,118)	17,432
Cash and cash equivalents at beginning of year	23,010	31,128	13,696
CASH AND CASH EQUIVALENTS AT END OF YEAR	¥ 25,719	¥ 23,010	¥ 31,128